WADE FUND, INC.
                        5100 Poplar Avenue
                    Memphis, Tennessee 38137

February 12, 2002

TO THE STOCKHOLDERS:

Submitted, herewith, is the statement covering operations of Wade Fund, Inc., from January 1, 2001 through December 31, 2001.

Net ordinary income for the year amounted to $3,540.50. Net profit from the sale of securities was $32,500.35.

The dividend from net ordinary income was $.17 per share. The dividend from net profit from the sale of securities was $1.60 per share.

The net asset value per share as of December 31, 2001 was $38.50. This compares with $41.70 as of December 31, 2000.

                                                             Sincerely yours,

                                                             WADE FUND, INC.


                                                             Maury Wade, Jr.
                                                             President

                        Wade Fund, Inc.

                             Index

                       December 31, 2001


Independent Auditor's Report
Page 3

Financial Highlights
4

Statement of Assets and Liabilities
5

Statement of Sources of Net Assets
5

Statement of Operations
6

Statement of Realized Gain on Investments
6

Statement of Unrealized Appreciation on Investments
6

Statement of Changes in Net Assets
7

Schedule of Investments
8

Notes to Financial Statements
9

To the Shareholders and Board of Directors
Wade Fund, Inc.
Memphis, Tennessee

                  Independent Auditor's Report

We have audited the statements of assets and liabilities and sources of net assets of Wade Fund, Inc., including the schedule of investments as of December 31, 2001, and the related statements of operations, realized gain on investments, unrealized appreciation on investments and changes in net assets for the year then ended, and supplementary information (Page 4 and Note 5) for the five years then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion. Securities owned as investments at December 31, 2001, were held by the Trust Department of the First Tennessee Bank under a custodial agreement, and were verified by direct confirmation.

In our opinion, the financial statements and schedule referred to above present fairly, in all material respects, the financial position of Wade Fund, Inc., as of December 31, 2001, and the results of its operations and the changes in its net assets for the year then ended, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the supplementary information (Page 4 and Note 5) for the five years ended December 31, 2001, is fairly stated in all material respects in relation to the financial statements taken as a whole.


                                         /s/ Rhea & Ivy, P.L.C.

January 15, 2002

The financial highlights table is intended to help you understand the Fund's performance for the past 5 years.
Certain information reflects financial results for a single fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This report has been audited by Rhea & Ivy, PLC, whose report, along with the Fund's financial statements are included herein.

                              Financial Highlights


            For the Years Ended December 31, 2001, 2000, 1999, 1998 and 1997

                                     December 31,   December 31,   December 31,   December 31,   December 31,
Per Share Income and Capital             1997          1998          1999            2000           2001
   Changes (for a share outstanding  ------------   ------------   ------------   ------------   ------------
   throughout the year ending:)
 Net asset value, beginning of year  $     34.81    $    38.88     $    39.11     $     43.62    $     41.70

 Income from Investment Operations
  Net investment income                     0.05          0.03           0.16            0.41           0.16
  Net realized and unrealized gains
    (losses on securities)                  6.98          1.90           7.72           (0.18)         (1.59)
                                     ------------   -----------    -----------    ------------   ------------
                                            7.03          1.93           7.88            0.23          (1.43)
                                     ------------   -----------    -----------    ------------   ------------

 Less Distributions
  Dividends from net income                 0.05          0.03           0.15            0.47           0.17
  Distributions from realized gains
    on securities                           2.91          1.67           3.22            1.68           1.60
                                     ------------   -----------    -----------    ------------   ------------
                                            2.96          1.70           3.37            2.15           1.77
                                     ------------   -----------    -----------    ------------   ------------
 Net asset value, end of year        $     38.88    $    39.11     $    43.62     $     41.70    $     38.50
                                     ============   ===========    ===========    ============   ============
 Total return                              20.25%         5.16%         20.15%           0.77%         (3.44%)


Supplemental Data

 Net assets, end of year             $   705,332    $  729,828     $  879,384     $    851,331    $  799,776

 Ratio of expenses to average
    net assets                              2.72%         2.71%          2.20%            2.23%         2.22%

 Ratio of net investment income
    to average net assets                   0.12%         0.06%          0.37%            1.04%         0.43%

 Portfolio turnover rate                    4.43%         0.00%          0.00%            0.00%         3.92%

 Number of shares outstanding,
   end of period                          18,142        18,659         20,161           20,417        20,775


Note: Complete financial statements will be found elsewhere in this report. The above information is a condensation of certain pertinent information. See the report of the independent public accountant and the accompanying notes to the financial statements.

See notes to financial statements.

                                  Wade Fund, Inc.

                        Statement of Assets and Liabilities

                                 December 31, 2001

Assets

Investments at closing market quotations:
 Common stock (cost $124,158.36)                                  $490,787.32
 Money market mutual fund (cost $307,344.38)                       307,344.38
Cash on demand deposit                                               7,868.78
Dividends receivable                                                   612.50
Interest receivable                                                    491.70
Prepaid bond premium                                                   330.00
                                                                  -----------
  Total assets                                                     807,434.68
                                                                  -----------
Liabilities

Accrued expenses                                                     6,872.98
State franchise taxes payable                                          785.60
                                                                  -----------
  Total liabilities                                                  7,658.58
                                                                  -----------

Net assets applicable to 20,775 shares of
 outstanding capital stock                                        $799,776.10
                                                                  ===========
Net asset value per share of outstanding capital stock                 $38.50
                                                                  ===========
Offering and redemption price per share                                $38.50
                                                                  ===========
                         Statement of Sources of Net Assets

                                 December 31, 2001

Capital
 Excess of amounts received from sale of capital
  shares over amounts paid out in redeeming shares:
       Authorized 100,000 shares, no par value,
       outstanding 20,775 shares                                  $421,820.05
Accumulated net realized gain on investment
 (computed on identified cost basis)                $1,689,170.78
Accumulated distributions on net realized gain       1,683,210.61    5,960.17
Unrealized appreciation on investments                             366,628.96
                                                                  -----------
  Total capital                                                    794,409.18

Undistributed net income                                             5,366.92
                                                                  -----------
Net assets applicable to 20,775 shares of outstanding             $799,776.10
   capital stock                                                  ===========

See notes to financial statements.

                      Wade Fund, Inc.

                  Statement of Operations

            For the Year Ended December 31, 2001


Income
 Dividends
$9,992.42
 Interest
11,704.19
                                                                    ---------
--

21,696.61
                                                                    ---------
--
Expenses
 Advisory fee
5,939.25
 Legal fee
3,395.39
 Accounting fee
4,265.84
 Custodial fee
2,340.00
 Other expenses
1,268.63
 Taxes, including federal, state and local
947.00
                                                                    ---------
--

18,156.11
                                                                    ---------
--
  Net investment income
$3,540.50

===========
  Ratio of total expenses to total investment income
83.68%

===========

         Statement of Realized Gain  on Investments

            For The Year Ended December 31, 2001

Realized gain from security transactions
 Proceeds from sale
$59,532.49
 Cost of securities sold (identified cost basis)
27,032.14
                                                                    ---------
--
  Net gain on investments (gain on average cost basis $27,032.14)
$32,500.35

===========

                 Statement of Unrealized Appreciation on Investments

                        For The Year Ended December 31, 2001

Balance at January 1, 2001                                          $431,882.50
Balance at December 31, 2001                                         366,628.96
                                                                    -----------
  Decrease in unrealized appreciation                               $(65,253.54)
                                                                    ===========

See notes to financial statements.

                                  Wade Fund, Inc.

                        Statement of Changes in Net Assets

                       For the Year Ended  December 31, 2001

Net Assets
 Net assets at January 1, 2001, including                               $851,330.50
 $5,298.45 in undistributed net income

Income (Expenses)
 Net income per statement of income and expenses             $3,540.50
 Net equalization credits (debits) included in price
   of shares sold and repurchased                                (7.60)
 Distributions to shareholders of $.17 a share               (3,464.43)
                                                           ------------
         Increase in balance of undistributed net income                     68.47

Realized Gain or Loss on Investments
 Net gain from sale of investments                           32,500.35
 Distribution to shareholders of $1.60 a share              (32,606.40)
                                                           ------------
        Decrease in undistributed net realized gain                        (106.05)


Decrease in unrealized appreciation of investments                      (65,253.54)

Capital Stock Issued and Repurchased
 (exclusive of equalization debits and credits)
  Amounts received from subscriptions to 396
       shares of capital stock                               15,285.60
  Less amounts paid for capital stock repurchased            (1,548.88)
           Increase in capital stock                       ------------  13,736.72
                                                                       -----------
Net assets at December 31, 2001, including
 $5,366.92 in undistributed net income                                 $799,776.10
                                                                       ===========

See notes to financial statements.

                                 Wade Fund, Inc.

                             Schedule of Investments

                                December 31, 2001

                                                                      Number of                  Market
                                                                        Shares       Cost         Value
                                                                     ----------- ------------ ------------
Common Stocks - 61.37%
 Aluminum - 6.67%
  Alcoa, Inc.                                                             1,500    $3,458.98    $53,325.00
                                                                                 ------------ ------------
 Retail (Auto Parts) - 7.18%
  AutoZone, Inc. (B)                                                        800    23,132.00     57,440.00
                                                                                 ------------ ------------
 Bank and Finance - 15.89%
  J. P. Morgan Chase and Co.                                              1,500     1,486.37     54,525.00
  First Tennessee National Corporation                                    2,000    18,983.34     72,520.00
                                                                                 ------------ ------------
                                                                                   20,469.71    127,045.00
                                                                                 ------------ ------------
 Insurance - 3.51%
  SAFECO Corporation                                                        900     1,080.71     28,035.00
                                                                                 ------------ ------------

 Medical Supplies - .30%
  Zimmer Holdings, Inc. (B)                                                  80       575.90      2,443.20
                                                                                 ------------ ------------

 Paper Products - 5.05%
  International Paper Company                                             1,000    24,828.25     40,350.00
                                                                                 ------------ ------------

 Petroleum Services - 7.17%
  Schlumberger, Ltd.                                                        600     9,871.50     32,970.00
  Transocean Sedco Forex                                                    116     1,210.93      3,923.12
  Williams Companies, Inc.                                                  800    20,584.00     20,416.00
                                                                                 ------------ ------------
                                                                                   31,666.43     57,309.12
 Pharmaceutical - 5.10%
  Bristol Myers Squibb                                                      800    11,366.61     40,800.00
                                                                                 ------------ ------------

 Railroads - 3.50%
  CSX Corporation                                                           800     6,909.18     28,040.00
                                                                                 ------------ ------------

 Semiconductors - 7.00%
  Texas Instruments, Inc.                                                 2,000       670.59     56,000.00
                                                                                 ------------ ------------

  Total common stock                                                              124,158.36    490,787.32
                                                                                 ------------ ------------

Money Market Mutual Funds - 38.43%
 First Funds U.S. Government Portfolio                               307,344.38   307,344.38    307,344.38
                                                                                 ------------ ------------
  Total money market funds                                                        307,344.38    307,344.38
                                                                                 ------------ ------------

  Total investments                                                           (A)$431,502.74    798,131.70
                                                                                 ===========
 Other assets less liabilities - .20%                                                             1,644.40
                                                                                               -----------
  Net assets - 100%                                                                            $799,776.10
                                                                                               ===========
(A) Represents the aggregate cost of investments for federal income tax purposes

(B) Non-income producing

See notes to financial statements.

                        Wade Fund, Inc.

                 Notes to Financial Statements

                       December 31, 2001

1. Significant Accounting Policies

Income Taxes

Since it is the policy of the Fund to qualify each year as a regulated investment company under Section 851 of the Internal Revenue Code and to distribute all, or substantially all, of its taxable income, including realized net gain on investments, it is not expected that federal income tax will ordinarily constitute a major item of expense. Therefore, no provision is made for such tax on unrealized appreciation on investments. However, on the accrual basis of accounting, provision for federal income tax and state franchise and excise tax on net income and on net realized gain on investments is made when applicable.

Equalization

The Company follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of capital shares equivalent, on a per share basis, to the amount of distributable net investment income on the date of the transaction is credited or charged to undistributed net income. As a result, undistributed investment income per share is unaffected by sales or redemptions of fund shares.

Investments

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last reported bid price. During the year ended December 31, 2001, proceeds of securities sold were $59,532.49.

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Capital Stock

The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, nondiversified management company with 100,000 shares of no par value common capital stock authorized.

3. Dividends and Distributions

On December 14, 2001, the Board of Directors declared a dividend distribution from net realized gains from security transaction of $1.60 per share and from net income of $.17 per share. The dividends were paid December 21, 2001 to stockholders of record December 13, 2001.

4.  Investment Advisory Fee

Advisory service fee is paid at the annual rate of three-fourths of one percent on the net value of investment assets and is paid at the end of each quarter at the rate of three-sixteenths of one percent of the net value of such assets on the last day of the quarter on which the New York Stock Exchange is open. Maury Wade, Jr., who is president and director of the Fund, received $5,939.25 for his services as investment advisor.

5. Supplementary Information

Net asset values and dividends declared per share, for the five years ended December 31, 2001 are as follows:

                                                          Dividends Declared
                                                          ------------------
                                                                        From
                                                  Net       From
Realized
  Year Ended                                     Asset       Net
Capital
 December 31,                                    Value      Income      Gains


     1997                                        38.88        .05        2.91
     1998                                        39.11        .03        1.67
     1999                                        43.62        .15        3.22
     2000                                        41.70        .47        1.68
     2001                                        38.50        .17        1.60

(This information is not part of the accountant's report)

6.  Management Information


                                          Term of                           Shares Owned Bene-
                                          Office &           Occupation     ficially, Directly,
Name &                                    Length of          During Past    or Indirectly, on    Other
Address                 Age    Position   Time Served        5 Years        February 7, 2002  Directorships
L. P. Brown, III        91     Director   1yr/Since 1961     Owner, L.P. Brown      600           None
P.O. Box 11514                                                Enterprises
Memphis, TN 38111

David DelBrocco         48     Director   1yr/Since 1995     DelBrocco and Assoc.   219           None
4735 Spottswood                                              Certified Public
Memphis, TN 38117                                            Accountants

Richard Harwood         91     Director   1yr/Since 1949     Retired, Formerly      900           None
4056 Viewtopia                                               Vice-President Conwood
Dandridge, TN 37725                                          Corporation Snuff
                                                             Manufacturers

Charles G. Wade*        61     Secretary/1yr/Since1986       United States         1476           None
285 Shadow Grove                Treasurer                    Air Force Retired
Memphis, TN 38018

Maury Wade, Jr.*        66     President 1yr/Since 1973      Investment Adviser    2584           None
5100 Poplar Ave
Memphis, TN 38137


* Denotes an "interested person" of the Fund as defined in the Investment Company Act of 1940.
  Charles G. Wade is the brother of Maury Wade, Jr.   The term of office for the President and
  Secretary /Treasurer is one year.

The Statement of Additional Information includes additional information about Fund directors and is available, to shareholders without charge, upon request, bu calling (collect) 901-682-4613